SEGMENT INFORMATION - GLOBAL SEGMENT RESULTS (DETAILS) (USD $) In Millions	3 Months Ended										12 Months Ended
	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
NET SALES	$ 20,860		$ 20,230	$ 21,347	$ 20,122	$ 18,926		$ 19,178	$ 21,027	$ 19,807	$ 82,559		$ 78,938		$ 76,694
Earnings from Continuing Operations Before Income Taxes											15,189		15,047		14,413
NET EARNINGS FROM CONTINUING OPERATIONS	2,510		2,873	3,333	3,081	2,185		2,585	3,149	3,027	11,797		10,946		10,680
Depreciation and Amortization											2,838		3,108		3,016
Total Assets	138,354					128,172					138,354		128,172		134,833
Capital Expenditures											3,306		3,067		3,238
Corporate
NET SALES											(1,255)	[1]	(1,353)	[1]	(1,329)	[1]
Earnings from Continuing Operations Before Income Taxes											(1,572)	[1]	(2,262)	[1]	(1,709)	[1]
NET EARNINGS FROM CONTINUING OPERATIONS											456	[1]	(817)	[1]	(214)	[1]
Depreciation and Amortization											214	[1]	287	[1]	224	[1]
Total Assets	76,383	[1]				70,653	[1]				76,383	[1]	70,653	[1]	75,634	[1]
Capital Expenditures											115	[1]	187	[1]	264	[1]
BEAUTY
NET SALES											20,157		19,491		18,924
Earnings from Continuing Operations Before Income Taxes											3,607		3,648		3,558
NET EARNINGS FROM CONTINUING OPERATIONS											2,686		2,712		2,664
Depreciation and Amortization											439		503		454
Total Assets	12,802					11,825					12,802		11,825		11,987
Capital Expenditures											542		534		526
GROOMING
NET SALES											8,025		7,631		7,408
Earnings from Continuing Operations Before Income Taxes											2,183		2,007		1,900
NET EARNINGS FROM CONTINUING OPERATIONS											1,631		1,477		1,359
Depreciation and Amortization											593		625		721
Total Assets	21,608					21,259					21,608		21,259		22,205
Capital Expenditures											335		259		294
HEALTH CARE
NET SALES											12,033		11,493		11,288
Earnings from Continuing Operations Before Income Taxes											2,720		2,809		2,786
NET EARNINGS FROM CONTINUING OPERATIONS											1,796		1,860		1,835
Depreciation and Amortization											359		385		369
Total Assets	7,796					7,142					7,796		7,142		7,206
Capital Expenditures											409		383		372
SNACKS AND PET CARE
NET SALES											3,156		3,135		3,114
Earnings from Continuing Operations Before Income Taxes											356		499		388
NET EARNINGS FROM CONTINUING OPERATIONS											241		326		234
Depreciation and Amortization											102		92		100
Total Assets	1,324					1,237					1,324		1,237		1,123
Capital Expenditures											143		86		72
FABRIC CARE AND HOME CARE
NET SALES											24,837		23,805		23,186
Earnings from Continuing Operations Before Income Taxes											4,714		5,076		4,663
NET EARNINGS FROM CONTINUING OPERATIONS											3,009		3,339		3,032
Depreciation and Amortization											582		604		578
Total Assets	11,257					9,650					11,257		9,650		10,419
Capital Expenditures											850		766		808
BABY CARE AND FAMILY CARE
NET SALES											15,606		14,736		14,103
Earnings from Continuing Operations Before Income Taxes											3,181		3,270		2,827
NET EARNINGS FROM CONTINUING OPERATIONS											1,978		2,049		1,770
Depreciation and Amortization											549		612		570
Total Assets	7,184					6,406					7,184		6,406		6,259
Capital Expenditures											$ 912		$ 852		$ 902

[1]	The Corporate reportable segment includes the total assets and capital expenditures of the coffee and pharmaceuticals businesses prior to their divestitures in November 2008 and October 2009, respectively.